Taxation (Details) - Schedule of Changes in Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Changes in Valuation Allowance [Abstract]
Balance at beginning of the year	¥ (94,975)	¥ (84,406)	¥ (65,235)
(Additions)/Reversal	39,831	(10,569)	(19,171)
Balance at end of the year	¥ (55,144)	¥ (94,975)	¥ (84,406)